Asset Retirement Obligations (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligations [Line Items]
Discount rate percentage		7.50%	7.10%
Discount rate percentage	7.70%	7.70%